UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12-31-09
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Biondo Investment Advisor, LLC
Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Eugenia S. Pavek______________________________
Title: Chief Compliance Officer________________________
Phone: _570-296-5525_____________________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek, Milford, PA 2-9-10

Report Type (Check only one.):
[X ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0_________________
Form 13F Information Table Entry Total: 65_____________
Form 13F Information Table Value Total: $268,879 (thousands)
List of Other Included Managers: None

FORM 13F  INFORMATION TABLE
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7 COLUMN 8
VALUESHRSORSH/PUT/INVOTHERVOTINGAUTHORITYNAMEOFISSUERTITLEOFCLASSCUSIPx$1000PRNAMTPRNCALLDSCMGRSSOLESHAREDNONE


NameofIssuer,TitleofClass,CUSIP,Valuex$1000,Shs/PrnAmt,Sh/Prn,Put/Call,InvDsc,OtherMgrs,Sole,Shared,None,
AMERICAN EXPRESS CO,CS,025816109,266.00,"6,575.00",SH,,Sole,, 6575 , 0 , 0 ,
AMGEN INC,CS,031162100,"14,933.00","263,965.00",SH,,Sole,, 262465 , 0 , 1500 ,
APPLE COMPUTER INC,CS,037833100,"14,447.00","68,555.00",SH,,Sole,, 67955 , 0 , 600 ,
BERKSHIRE HATHAWAY INC DEL,CS,084670207,"7,472.00","2,274.00",SH,,Sole,, 2232 , 0 , 42 ,
BLDRS INDEX FDS TR ASIA 50 ADR,ETF,09348R102,601.00,"23,365.00",SH,,Sole,, 23365 , 0 , 0 ,
BLDRS INDEX FDS TR EMER MK 50,ETF,09348R300,664.00,"15,040.00",SH,,Sole,, 15040 , 0 , 0 ,
BOEING CO,CS,097023105,"5,985.00","110,575.00",SH,,Sole,, 110575 , 0 , 0 ,
BP PLC,ADR,055622104,216.00,"3,725.00",SH,,Sole,, 3725 , 0 , 0 ,
BUCYRUS INTL INC NEW,CS,118759109,"3,099.00","54,975.00",SH,,Sole,, 54975 , 0 , 0 ,
CABLEVISION SYS CORP,CS,12686C109,"3,889.00","150,638.00",SH,,Sole,, 150638 , 0 , 0 ,
COLGATE PALMOLIVE CO,CS,194162103,"6,632.00","80,735.00",SH,,Sole,, 80085 , 0 , 650 ,
CORE LABORATORIES N V,CS,N22717107,248.00,"2,100.00",SH,,Sole,, 2100 , 0 , 0 ,
CVS CORP,CS,126650100,"5,373.00","166,810.00",SH,,Sole,, 165610 , 0 , 1200 ,
DRESSER-RAND GROUP INC,CS,261608103,"4,140.00","130,965.00",SH,,Sole,, 130965 , 0 , 0 ,
EXXON MOBIL CORP,CS,30231G102,"1,705.00","25,007.00",SH,,Sole,, 25007 , 0 , 0 ,
FEDEX CORP,CS,31428X106,"1,228.00","14,710.00",SH,,Sole,, 14710 , 0 , 0 ,
FORD MTR CO DEL,CS,345370860,"15,068.00","1,506,775.00",SH,,Sole,, 1494775 , 0 , 12000 ,
FORD MTR CO DEL SR NT CV . 201,CB,345370CN8,627.00,"500,000.00",PRN,,Sole,, 500000 , 0 , 0 ,
FOSTER WHEELER AG,CS,H27178104,"3,004.00","102,030.00",SH,,Sole,, 101180 , 0 , 850 ,
GENERAL ELEC CO,CS,369604103,207.00,"13,675.00",SH,,Sole,, 13675 , 0 , 0 ,
GENZYME CORP,CS,372917104,"6,527.00","133,175.00",SH,,Sole,, 131775 , 0 , 1400 ,
GOLDMAN SACHS GROUP INC,CS,38141G104,"6,676.00","39,539.00",SH,,Sole,, 39089 , 0 , 450 ,
GOOGLE INC,CS,38259P508,"9,461.00","15,260.00",SH,,Sole,, 14960 , 0 , 300 ,
HALLIBURTON CO,CS,406216101,"1,844.00","61,295.00",SH,,Sole,, 61295 , 0 , 0 ,
HANSEN MEDICAL INC,CS,411307101,38.00,"12,650.00",SH,,Sole,, 12650 , 0 , 0 ,
IDEXX LABS INC,CS,45168D104,"10,567.00","197,700.00",SH,,Sole,, 196300 , 0 , 1400 ,
ILLUMINA INC,CS,452327109,253.00,"8,250.00",SH,,Sole,, 8250 , 0 , 0 ,
INTEL CORP,CS,458140100,"1,137.00","55,725.00",SH,,Sole,, 55725 , 0 , 0 ,
INTUITIVE SURGICAL INC,CS,46120E602,"35,065.00","115,563.00",SH,,Sole,, 114663 , 0 , 900 ,
ISHARES TR 1-3 YR TRS BD,ETF,464287457,254.00,"3,064.00",SH,,Sole,, 3064 , 0 , 0 ,
ISHARES TR MSCI EAFE IDX,ETF,464287465,568.00,"10,275.00",SH,,Sole,, 10275 , 0 , 0 ,
J P MORGAN CHASE AND CO,CS,46625H100,"13,999.00","335,956.00",SH,,Sole,, 334441 , 0 , 1515 ,
JOHNSON AND JOHNSON,CS,478160104,808.00,"12,550.00",SH,,Sole,, 12550 , 0 , 0 ,
JOHNSON CTLS INC,CS,478366107,"2,331.00","85,585.00",SH,,Sole,, 85585 , 0 , 0 ,
JPMORGAN CHASE AND CO,WT,46634E114,"10,215.00","766,308.00",SH,,Sole,, 761453 , 0 , 4855 ,
LAM RESEARCH CORP,CS,512807108,212.00,"5,404.00",SH,,Sole,, 5404 , 0 , 0 ,
MASTERCARD INC,CS,57636Q104,"11,052.00","43,175.00",SH,,Sole,, 42725 , 0 , 450 ,
MERCK & CO INC NEW,CS,58933Y105,373.00,"10,200.00",SH,,Sole,, 10200 , 0 , 0 ,
MICROSOFT CORP,CS,594918104,"1,266.00","41,550.00",SH,,Sole,, 41550 , 0 , 0 ,
MONSANTO CO NEW,CS,61166W101,"7,412.00","90,670.00",SH,,Sole,, 89745 , 0 , 925 ,
MURPHY OIL CORP,CS,626717102,"3,185.00","58,755.00",SH,,Sole,, 58755 , 0 , 0 ,
NBT BANCORP INC,CS,628778102,326.00,"16,000.00",SH,,Sole,, 16000 , 0 , 0 ,
NOVELLUS SYS INC,CS,670008101,233.00,"10,000.00",SH,,Sole,, 10000 , 0 , 0 ,
NUVASIVE INC,CS,670704105,"2,333.00","72,940.00",SH,,Sole,, 72090 , 0 , 850 ,
PEPSICO INC,CS,713448108,749.00,"12,325.00",SH,,Sole,, 11825 , 0 , 500 ,
PETROLEO BRASILEIRO SA PETRO,ADR,71654V408,"1,716.00","36,000.00",SH,,Sole,, 36000 , 0 , 0 ,
PHILIP MORRIS INTL INC,CS,718172109,220.00,"4,565.00",SH,,Sole,, 4565 , 0 , 0 ,
PNC FINL SVCS GROUP INC,CS,693475105,343.00,"6,500.00",SH,,Sole,, 6500 , 0 , 0 ,
POWERSHARES ETF TRUST GOLDEN D,ETF,73935X401,681.00,"28,260.00",SH,,Sole,, 28260 , 0 , 0 ,
PROCTER AND GAMBLE CO,CS,742718109,423.00,"6,969.00",SH,,Sole,, 6969 , 0 , 0 ,
QUALCOMM INC,CS,747525103,"9,323.00","201,530.00",SH,,Sole,, 201530 , 0 , 0 ,
RANGE RES CORP,CS,75281A109,"7,499.00","150,435.00",SH,,Sole,, 149110 , 0 , 1325 ,
RESEARCH IN MOTION LTD,CS,760975102,"5,166.00","76,485.00",SH,,Sole,, 75985 , 0 , 500 ,
SCHLUMBERGER LTD,CS,806857108,"3,185.00","48,925.00",SH,,Sole,, 47925 , 0 , 1000 ,
SIRIUS XM RADIO INC,CS,82967N108,8.00,"12,500.00",SH,,Sole,, 12500 , 0 , 0 ,
SMUCKER J M CO,CS,832696405,"1,458.00","23,605.00",SH,,Sole,, 23605 , 0 , 0 ,
STRYKER CORP,CS,863667101,620.00,"12,300.00",SH,,Sole,, 12300 , 0 , 0 ,
SUNPOWER CORP,CS,867652109,"3,979.00","168,015.00",SH,,Sole,, 166215 , 0 , 1800 ,
TRANSOCEAN LTD ZUG,CS,H8817H100,491.00,"5,935.00",SH,,Sole,, 5935 , 0 , 0 ,
UNITED THERAPEUTICS CORP DEL,CS,91307C102,"8,985.00","170,650.00",SH,,Sole,, 169250 , 0 , 1400 ,
VERTEX PHARMACEUTICALS INC,CS,92532F100,"5,405.00","126,130.00",SH,,Sole,, 124930 , 0 , 1200 ,
WAL MART STORES INC,CS,931142103,453.00,"8,480.00",SH,,Sole,, 8480 , 0 , 0 ,
WELLS FARGO AND CO NEW,CS,949746101,799.00,"29,619.00",SH,,Sole,, 27419 , 0 , 2200 ,
XTO ENERGY INC,CS,98385X106,433.00,"9,300.00",SH,,Sole,, 9300 , 0 , 0 ,
YUM BRANDS INC,CS,988498101,"1,004.00","28,700.00",SH,,Sole,, 28700 , 0 , 0 ,
REPORT SUMMARY: 65 DATA RECORDS,,,"268,879.00",0.00,0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.,,,, 0 , 0 , 0 ,
,,,,,,,,,,,,
,,,,,,,,,,,,